Consolidated Statements of Comprehensive Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of comprehensive income [abstract]
Net income for the year	¥ 12,577	$ 1,928	¥ 11,372	¥ 10,257
Items that will not be reclassified to statements of income:
Changes in fair value of financial assets measured at FVOCI (non-recycling)	(1,482)	(227)	(583)	(383)
Tax effect on changes in fair value of financial assets measured at FVOCI (non-recycling)	4	1	2	2
Changes in fair value of financial assets measured at FVOCI, net of tax (non-recycling)	(1,478)	(226)	(581)	(381)
Others	(5)	(1)	(1)	(4)
Items that will not be reclassified to statements of income	(1,483)	(227)	(582)	(385)
Item that may be reclassified subsequently to statements of income:
Changes in fair value of financial assets measured at FVOCI, net of tax (recycling)	34	5
Currency translation differences	(257)	(40)	81	140
Item that may be reclassified subsequently to statements of income	(223)	(35)	81	140
Other comprehensive income for the year, net of tax	(1,706)	(262)	(501)	(245)
Total comprehensive income for the year	10,871	1,666	10,871	10,012
Total comprehensive income attributable to:
Equity shareholders of the Company	10,787	1,653	10,829	9,952
Non-controlling interests	¥ 84	$ 13	¥ 42	¥ 60